Document And Entity Information	15 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	Murphy USA Inc.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form S-4
Document Period End Date	Mar. 31, 2014
Entity Central Index Key	0001573516
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer